Investment Strategy - Federated Hermes Capital Income Fund	Nov. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCEWhat are the Fund’s Main Investment Strategies?
Strategy Narrative [Text Block]	The Fund pursues its investment objectives by investing primarily in both equity and fixed-income securities that have relatively high current income potential. The Fund’s investment adviser or sub-adviser (as applicable, “Adviser”) divides the Fund’s portfolio between equity and fixed-income investments by first allocating an amount to fixed-income investments sufficient to achieve a minimum income consistent with the Fund’s strategy of emphasizing relatively high current income potential. The Adviser then adjusts the initial allocation based on the Adviser’s expectations for the performance and risk of the stocks and bonds in which the Fund invests. The Adviser’s process for selecting equity investments attempts to identify primarily mid- to large-cap securities with dividend yields. The Adviser primarily selects fixed-income investments that offer relatively high current yields. The Adviser expects that these fixed-income investments will primarily be domestic investment-grade and noninvestment-grade fixed income securities (also known as “junk bonds” or “high-yield bonds”) and foreign investment-grade and noninvestment-grade fixed-income securities, including emerging market debt securities. The Fund may buy or sell foreign currencies in lieu of or in addition to non-dollar denominated fixed-income securities in order to increase or decrease its exposure to foreign interest rate and/or currency markets. The Adviser continuously analyzes a variety of economic and market indicators, considers the expected performance and risks unique to these categories of fixed-income investments, and attempts to strategically allocate among the categories to achieve strong income across changing business cycles. The Adviser does not target an average maturity or duration for the Fund’s portfolio and may invest in bonds of any maturity range. Certain of the government securities in which the Fund invests are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in government securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association (“Ginnie Mae”). Finally, the Fund may invest in government securities, from time to time, that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. To pursue the Fund’s investment strategy, the Adviser can invest in securities directly or in other investment companies, including, for example, affiliated funds advised by the Adviser or its affiliates (“Underlying Funds”). At times, the Fund’s investment in Underlying Funds may be a substantial portion of the Fund’s portfolio. The Fund may also invest in real estate investment trusts (REITs). The Fund may use derivative contracts and/or hybrid instruments to implement elements of its investment strategy. For example, the Fund may use derivative contracts or hybrid instruments to increase or decrease the portfolio’s exposure to the investment(s) underlying the derivative or hybrid instrument in an attempt to benefit from changes in the value of the underlying investment(s). Consistent with the Fund’s performance index, the Fund may, from time to time, have larger allocations to certain broad market sectors in attempting to achieve its investment objectives. Portfolio Turnover The Fund actively trades its portfolio securities in an attempt to achieve its investment objectives. Active trading will cause the Fund to have an increased portfolio turnover rate and increase the Fund’s trading costs, which may have an adverse impact on the Fund’s performance. An active trading strategy will likely result in the Fund generating more short-term capital gains or losses. Short-term gains are generally taxed at a higher rate than long-term gains. Any short-term losses are used first to offset short-term gains.